NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Multi Cap Value Fund	NVIT Emerging Markets Fund
BlackRock NVIT Equity Dividend Fund	NVIT International Equity Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Nationwide Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Real Estate Fund
NVIT Dynamic U.S. Growth Fund (formerly, NVIT	Templeton NVIT International Value Fund
Large Cap Growth Fund)

Supplement dated September 12, 2019
to the Prospectus dated April 30, 2019

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT Emerging Markets Fund

Effective October 1, 2019:

1.	The table under the heading “Fees and Expenses” on page 19 of the Prospectus is hereby deleted and replaced with the following:

	Class I Shares	Class II Shares	Class D Shares	Class Y Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%	None
Other Expenses	0.30%	0.30%	0.38%	0.15%
Total Annual Fund Operating Expenses	1.25%	1.50%	1.58%	1.10%
Fee Waiver/Expense Reimbursement(1)	(0.13)%	(0.13)%	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.12%	1.37%	1.45%	0.97%

(1)
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.13% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

2.	The table under the heading “Example” on page 19 of the Prospectus is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$114	$384	$674	$1,500
Class II Shares	139	461	806	1,779
Class D Shares	148	486	848	1,867
Class Y Shares	99	337	594	1,329

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE